Cover	Jul. 08, 2021	Apr. 22, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 08, 2021
Entity Registrant Name		Ranger Energy Services, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-38183
Entity Tax Identification Number		81-5449572
Entity Address, Address Line One		10350 Richmond
Entity Address, Address Line Two		Suite 550
Entity Address, City or Town		Houston
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		77042
City Area Code		713
Local Phone Number		935-8900
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Class A Common Stock, $0.01 par value
Trading Symbol		RNGR
Security Exchange Name		NYSE
Entity Emerging Growth Company		true
Entity Ex Transition Period		true
Amendment Flag		false
Entity Central Index Key		0001699039